Initial Public Offering - Additional Information (Detail) - $ / shares			3 Months Ended	11 Months Ended
	Jul. 16, 2022	Jul. 16, 2020	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Issue of common stocks, Initial public offering				72,450,000
Public Warrants
Class of Stock [Line Items]
Exercise price of warrants		$ 11.50
IPO [Member]
Class of Stock [Line Items]
Issue of common stocks, Initial public offering			35,476,667
IPO [Member] | Class A ordinary shares
Class of Stock [Line Items]
Issue of common stocks, Initial public offering	72,450,000
Share issue price		$ 10.00
Over-Allotment Option | Class A ordinary shares
Class of Stock [Line Items]
Issue of common stocks, Initial public offering		9,450,000